Financing receivables (Tables)	12 Months Ended
Mar. 31, 2013
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

The following tables present a summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31, 2012
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥235,407	¥50,109	¥285,516
Short-term secured margin loans	165,246	—	165,246
Inter-bank money market loans	95,461	—	95,461
Corporate loans	338,906	408,243	747,149

Total loans receivable	¥835,020	¥458,352	¥1,293,372

Advances to affiliated companies	10,649	—	10,649

Total	¥845,669	¥458,352	¥1,304,021

	Millions of yen
	March 31, 2013
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥263,608	¥153	¥263,761
Short-term secured margin loans	288,574	—	288,574
Inter-bank money market loans	76,968	—	76,968
Corporate loans	422,295	523,896	946,191

Total loans receivable	¥1,051,445	¥524,049	¥1,575,494

Advances to affiliated companies	12,376	—	12,376

Total	¥1,063,821	¥524,049	¥1,587,870

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

The following tables present changes in the allowance for losses for the years ended March 31, 2011, 2012 and 2013.

	Millions of yen
	Year ended March 31, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥783	¥25	¥5	¥3,576	¥—	¥4,389	¥1,036	¥5,425
Provision for losses	(253)	13	(5)	(599)	11	(833)	143	(690)
Charge-offs	(32)	—	—	—	—	(32)	(59)	(91)
Other(1)	(159)	(1)	—	445	—	285	(69)	216

Ending balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

	Millions of yen
	Year ended March 31, 2013
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	238	13	—	(2,630)	(22)	(2,401)	(13)	(2,414)
Charge-offs	(1)	(11)	—	(26)	—	(38)	—	(38)
Other(1)	—	0	—	(7)	—	(7)	(171)	(178)

Ending balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2012 and 2013.

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

	Millions of yen
	March 31, 2013
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥—	¥—	¥7	¥—	¥13
Evaluated collectively	783	26	—	88	29	926

Total allowance for loan losses	¥789	¥26	¥—	¥95	¥29	¥939

Loans by impairment methodology
Evaluated individually	¥76	¥83,399	¥76,968	¥412,675	¥5,595	¥578,713
Evaluated collectively	263,532	205,175	—	9,620	6,781	485,108

Total loans	¥263,608	¥288,574	¥76,968	¥422,295	¥12,376	¥1,063,821

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2012 and 2013.

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

	Millions of yen
	March 31, 2013
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥105,199	¥30,826	¥—	¥33,208	¥169,233
Unsecured loans at banks	93,266	1,103	6	—	94,375
Short-term secured margin loans	—	—	—	288,574	288,574
Secured inter-bank money market loans	1,968	—	—	—	1,968
Unsecured inter-bank money market loans	75,000	—	—	—	75,000
Secured corporate loans	220,189	164,205	7,969	3,570	395,933
Unsecured corporate loans	—	26,362	—	—	26,362
Advances to affiliated companies	6,781	527	—	5,068	12,376

Total	¥502,403	¥223,023	¥7,975	¥330,420	¥1,063,821

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.